[Letterhead]
[First Data Investor Services Group, Inc.]
[3200 Horizon Drive]
[P.O. Box 61503]
[King of Prussia, PA 19406]


October 28, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza, 450 Fifth Street, NW
Washington, DC  20549

RE:	Kelmoore Strategic Trust (the "Trust");
	File No's 333-69365 and 811-9165

Ladies and Gentlemen

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on October 22, 1999.

Thank you for your ongoing considerations and cooperation. Please contact the undersigned at (610) 239-4754 with any questions you may have.

Best regards,

/s/David Peters
________________________
David Peters
Compliance Administrator